Note 18 - Dilutive Shares Included in Calculation of Diluted Earnings Per Share (Details) - shares shares in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Dilutive Shares Included In Calculation Of Diluted Earnings Per Share [Abstract]
Unvested share-based awards	0.2	0.2	0.1
Warrants to purchase common shares	1.7	0.3	1.5
Total	1.9	0.5	1.6